Employee Benefits	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Employee Benefits
21.	Employee Benefits
Amount recognized as expenses in relation to the defined contribution plan is ¥678 million, ¥681 million and ¥701 million for years ended March 31, 2019, 2020 and 2021, respectively.